Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities
Net (loss) income	¥ (595,000)	$ (85,084)	¥ 26,683	¥ (34,976)
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Depreciation of property and equipment	1,198	171	1,127	1,237
Amortization of intangible assets	6,455	923	6,969	6,964
Loss from disposal of property and equipment			2	5
Provision for credit losses	127,290	18,202	30,584	17,865
Deferred tax benefit	(88,214)	(12,615)	(1,545)	(4,460)
Change in fair value of contingent consideration				5,624
Change in fair value of warrant liabilities				(170)
Change in fair value of investment in marketable security	29,067	4,157	(6,103)	9,023
Impairment for goodwill	186,170	26,622
Impairment for intangible assets	398,835	57,033
Investments loss (income)	(8,712)	(1,246)	5,742	31,328
Impairment of long-term investments			10,425	11,800
Share-based compensation	7,504	1,073	10,579	13,637
Amortization of right-of-use assets-operating lease	6,592	943	7,312	7,052
Changes in operating assets and liabilities
Accounts receivable	55,480	7,934	34,335	54,148
Prepaid expense and other current assets	6,150	879	20,239	20,284
Long term deposits and other assets	125	18	(180)	227
Accounts payable	(19,348)	(2,767)	(37,171)	(43,065)
Deferred revenue	(29,722)	(4,250)	(17,400)	4,203
Accrued salary and employee benefits	(7,330)	(1,048)	7,583	2,335
Lease liabilities-operating lease	(7,200)	(1,030)	(7,974)	(7,175)
Income tax payable	(386)	(55)	(1,720)	(526)
Accrued expenses and other current liabilities	1,562	223	(20,771)	7,334
Net cash provided by operating activities	70,516	10,083	68,716	102,694
Cash flows from investing activities
Cash acquired from acquisitions	1,787	256		212
Payment for acquisition	(1,224)	(175)		(3,546)
Proceeds from long term investments	150,206	21,479	444	521
Payment for long term investments	(156,000)	(22,308)	(19,500)	(63,884)
Purchase of property and equipment and intangible assets	(837)	(120)	(988)	(493)
Net cash used in investing activities	(6,068)	(868)	(20,044)	(67,190)
Cash flows from financing activities
Capital contribution by non-controlling shareholders			245	1,751
Proceeds from (advance to) related parties	(100)	(14)	355	760
Proceeds from bank loan				5,000
Repayment of bank loan				(10,000)
Share repurchase			(736)	(2,734)
Net cash used in financing activities	(100)	(14)	(136)	(5,223)
Effect of foreign exchange rate changes on cash	(9,238)	(1,321)	(1,461)	(108)
Net increase in cash and cash equivalents	55,110	7,880	47,075	30,173
Cash and cash equivalents at beginning of the year	252,540	36,113	205,465	175,292
Cash and cash equivalents at end of the year	307,650	43,993	252,540	205,465
Supplemental disclosures of cash flow information:
Income taxes paid	8,231	1,177	15,842	13,447
Supplemental non-cash investing and financing information:
Issuance of Class A ordinary shares for achievement of earnout target			9,960	13,106
Shares to be issued for achievement of earnout target				9,960
Right-of-assets obtained in exchange for operating lease obligations	16,442	2,351
Non-controlling interests from acquisitions	¥ (869)	$ (124)		¥ (288)